Accounts Payable and Accrued Liabilities (Details) - Schedule of Accounts Payable and Accrued Liabilities - USD ($)	Nov. 30, 2018	May 31, 2018	May 31, 2017
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Trade accounts payable	$ 661,217	$ 726,457	$ 497,213
Accrued payroll and payroll taxes	196,785	44,465	34,987
Accrued liabilities	513,908	0
Deferred rent liability	137,707	55,699	49,565
Total	$ 1,509,617	$ 826,621	$ 581,765